UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:    December 31

Date of reporting period:    December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Objective:
Growth of capital.
Current income is a
secondary objective

Portfolio:

At least 80% common
stocks and securities
convertible into common
stocks

Inception Date:
May 1, 1995

Net Assets at
December 31, 2021:

$82,614,823

An Update from Fund Management (Unaudited)

The first quarter was extraordinary for traditional media stocks including ViacomCBS, Discovery, and AMC Networks as the rotation to value stocks and re-opening beneficiaries and the launch of direct-to-consumer services Paramount+ and Discovery+ led the stocks to nearly triple by March. American Express performed well in anticipation of accelerated consumer spending (particularly on travel), better than expected credit losses, and a positive shift in sentiment toward financial services. Stocks posted their second best first half in 23 years with the S&P 500 Index up 9% for the second quarter. Value and smaller capitalization stocks continued to lead Growth and larger capitalization stocks to date, but lost ground to them in the second quarter. Financial engineering and Mergers & Acquisitions (M&A) added significantly to returns during the quarter.

In the third quarter of 2021, the stock market posted mixed results, with the S&P 500 Index gaining just 0.6% while the Russell 3000 Value Index declined 0.9%. The downturn was caused by a confluence of factors. The surging Delta COVID-19 variant in the U.S. and around the world led to the tempering of economic growth forecasts and we saw worsening inflation and supply chain issues. The Fed confirmed that it will begin its long awaited taper of asset purchases, leading the 10-year Treasury yield to increase to 1.5%. The fourth quarter continued to focus on inflation fears, with holdings having pricing power performing well. Resource based companies behaved similarly with gold miners and utility/natural gas companies contributing strongly. Media stocks were challenged for a number of reasons, including decelerating subscriber growth and increasing competitions in the new streaming world.

Top contributors to the Fund’s performance in 2021 included Herc Holdings Inc. (2.1% of net assets as of December 31, 2021) the third largest equipment rental company in the United States. HRI was spun out of former parent Hertz on June 30, 2016. Underemphasized as part of a significantly larger car rental company, HRI has worked for the past three years to put its operating metrics in line with larger, better known peers; and Diageo PLC (3.7%), the leading global producer of alcoholic beverages. The company has a balanced geographic presence in both mature and emerging markets, and it benefits from the trend of consumers around the world trading up to premium products. Over the past several years, Diageo made acquisitions that enhanced its presence in emerging markets.

Some of our weaker performing stocks during the year Kaman Corp (1.5%), a diversified company serving the aerospace, defense, and industrial markets. Kaman has seen lower defense sales driven by few Joint Programmable Fuze (JPF) deliveries compared with record levels in the prior year; and Madison Square Garden Entertainment (1.0%), a leader in live entertainment. MSGE presents or hosts a broad array of events in its diverse collection of venues including New York’s Madison Square Garden, Hulu Theater at Madison Square Garden, Radio City Music Hall and Beacon Theatre. The Company’s two regional sports and entertainment networks, MSG Network and MSG+, deliver a wide range of live sports content and other programming.

Thank you for your investment in the Gabelli Capital Asset Fund.

We appreciate your confidence and trust.

The views expressed above are those of the Gabelli Capital Asset Fund’s portfolio manager as of December 31, 2021 and are subject to change without notice. They do not necessarily represent the current views of Gabelli Funds, LLC (the Adviser). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of the Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Top Ten Holdings (As of 12/31/2021) (Unaudited)

Company	Percentage of Total Net Assets
Indus Realty Trust Inc.	3.9%
Diageo plc	3.7%
Sony Group Corp.	3.7%
Brown-Forman Corp.	3.0%
CNH Industrial NV	2.9%
Newmont Corp.	2.9%
Texas Instruments Inc.	2.7%
ViacomCBS Inc.	2.6%
The Bank of New York Mellon Corp.	2.6%
AMETEK Inc.	2.5%

Sector Weightings (Percentage of Net Assets as of 12/31/2021) (Unaudited)

Average Annual Returns (For periods ended 12/31/2021) (Unaudited)

	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	20.48%	10.41%	10.74%	7.94%	10.11%
S&P 500 Index	28.71	18.47	16.55	10.66	10.79	(a)

The Standard & Poor’s (S&P) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) The S&P 500 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment (Unaudited)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of distributions.

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Investment	20.48%	10.41%	10.74%

* Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2021 through December 31, 2021.

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2021.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,036.10	1.28%	$ 6.57
Hypothetical 5% Return	$1,000.00	$1,018.75	1.28%	$ 6.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund
Schedule of Investments

December 31, 2021

			Market
Shares		Cost	Value
Common Stocks — 99.4%
Aerospace and Defense — 6.3%
39,000	Aerojet Rocketdyne Holdings Inc.	$135,467	$1,823,640
11,200	HEICO Corp.	53,443	1,615,264
2,700	Honeywell International Inc.	83,424	562,977
28,000	Kaman Corp.	367,313	1,208,200
		639,647	5,210,081
Agriculture — 0.4%
3,000	Archer-Daniels-Midland Co.	63,720	202,770
600	Bunge Ltd.	32,669	56,016
1,000	Corteva Inc.	46,030	47,280
		142,419	306,066
Automobiles and Components — 0.2%
1,000	BorgWarner Inc.	10,743	45,070
5,000	Dana Inc.	95,478	114,100
2,299	Garrett Motion Inc.†	8,962	18,461
		115,183	177,631
Building and Construction — 2.7%
19,000	Griffon Corp.	226,610	541,120
11,000	Herc Holdings Inc.	374,829	1,722,050
		601,439	2,263,170
Commercial and Professional Services — 1.5%
6,000	Rollins Inc.	6,356	205,260
6,000	Waste Management Inc.	221,705	1,001,400
		228,061	1,206,660
Consumer Durables — 5.7%
3,100	Cavco Industries Inc.†	90,647	984,715
9,000	Skyline Champion Corp.†	43,076	710,820
24,000	Sony Group Corp., ADR	448,485	3,033,600
		582,208	4,729,135
Consumer Services — 1.2%
12,000	Boyd Gaming Corp.†	98,804	786,840
12,000	Canterbury Park Holding Corp.†	133,016	207,120
		231,820	993,960
Consumer Staples — 9.3%
36,900	Brown-Forman Corp., Cl. A	325,047	2,501,451
4,000	Campbell Soup Co.	183,855	173,840
38,000	Danone SA, ADR	408,413	470,820
14,000	Diageo plc, ADR	578,012	3,081,960
12,500	Fomento Economico Mexicano SAB de CV, ADR	489,225	971,375
3,500	National Beverage Corp.	169,851	158,655
3,000	The Coca-Cola Co.	73,482	177,630
3,300	Tootsie Roll Industries Inc.	55,308	119,559
		2,283,193	7,655,290
Diversified Industrial — 2.6%
1,900	EnPro Industries Inc.	99,077	209,133
2,500	FMC Corp.	244,273	274,725
14,000	ITT Inc.	265,633	1,430,660

			Market
Shares		Cost	Value
12,000	L.B. Foster Co., Cl. A†	$210,821	$165,000
1,000	Textron Inc.	47,843	77,200
		867,647	2,156,718
Electrical Equipment — 4.4%
14,200	AMETEK Inc.	66,358	2,087,968
15,000	Franklin Electric Co. Inc.	85,853	1,418,400
300	Rockwell Automation Inc.	14,247	104,655
		166,458	3,611,023
Energy — 1.3%
2,000	Chevron Corp.	124,960	234,700
4,000	ConocoPhillips	84,007	288,720
4,400	Devon Energy Corp.	42,991	193,820
3,000	Exxon Mobil Corp.	131,760	183,570
35,000	RPC Inc.†	151,680	158,900
		535,398	1,059,710
Entertainment — 3.2%
2,500	The Walt Disney Co.†	44,175	387,225
64,500	ViacomCBS Inc., Cl. A	2,676,823	2,152,365
10,000	Vivendi SE	128,416	135,368
		2,849,414	2,674,958
Financials — 15.2%
10,000	American Express Co.	226,487	1,636,000
6,000	Bank of America Corp.	158,007	266,940
39,500	Indus Realty Trust Inc., REIT	665,033	3,201,870
3,500	JPMorgan Chase & Co.	100,288	554,225
1,500	Marsh & McLennan Companies Inc.	39,060	260,730
12,500	Morgan Stanley	350,225	1,227,000
3,500	PROG Holdings Inc.†	15,272	157,885
9,000	Ryman Hospitality Properties Inc., REIT†	207,913	827,640
11,500	State Street Corp.	666,574	1,069,500
37,000	The Bank of New York Mellon Corp.	1,024,312	2,148,960
25,000	Wells Fargo & Co.	748,835	1,199,500
		4,202,006	12,550,250
Health Care — 1.3%
7,500	Covetrus Inc.†	99,704	149,775
11,500	Henry Schein Inc.†	228,740	891,595
		328,444	1,041,370
Information Technology — 5.9%
15,000	Corning Inc.	170,820	558,450
53,000	CTS Corp.	512,981	1,946,160
3,300	Diebold Nixdorf Inc.†	18,211	29,865
4,000	EchoStar Corp., Cl. A†	69,708	105,400
12,000	Texas Instruments Inc.	247,880	2,261,640
		1,019,600	4,901,515
Machinery — 12.0%
10,000	CIRCOR International Inc.†	308,521	271,800
125,000	CNH Industrial NV	836,699	2,428,750
11,000	Crane Co.	330,050	1,119,030
2,000	Deere & Co.	57,800	685,780

See accompanying notes to financial statements.	5

■ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2021

			Market
Shares		Cost	Value
Common Stocks (Continued)
Machinery (Continued)
10,000	Flowserve Corp.	$186,379	$306,000
24,000	Graco Inc.	477,298	1,934,880
2,200	IDEX Corp.	89,825	519,904
3,000	Snap-on Inc.	656,325	646,140
8,000	The Eastern Co.	98,352	201,280
74,010	The L.S. Starrett Co., Cl. A†	587,899	691,994
1,200	Watts Water Technologies Inc., Cl. A	19,728	233,004
7,500	Xylem Inc.	211,713	899,400
		3,860,589	9,937,962
Materials — 8.0%
500	AdvanSix Inc.	3,671	23,625
9,700	Ampco-Pittsburgh Corp.†	43,155	48,500
36,000	Ferro Corp.†	83,678	785,880
38,500	Freeport-McMoRan Inc.	624,228	1,606,605
2,000	International Flavors & Fragrances Inc.	111,454	301,300
70,000	Myers Industries Inc.	804,903	1,400,700
38,500	Newmont Corp.	1,311,349	2,387,770
800	Sensient Technologies Corp.	16,103	80,048
		2,998,541	6,634,428
Media — 8.6%
3,000	AMC Networks Inc., Cl. A†	48,772	103,320
10,000	Cogeco Inc.	195,072	642,160
5,000	Discovery Inc., Cl. A†	89,849	117,700
12,000	Discovery Inc., Cl. C†	108,025	274,800
11,595	DISH Network Corp., Cl. A†	194,751	376,142
6,000	Fox Corp., Cl. A	249,300	221,400
123,000	Grupo Televisa SAB, ADR	1,680,643	1,152,510
1,500	Liberty Broadband Corp., Cl. A†	9,828	241,350
1,800	Liberty Broadband Corp., Cl. C†	38,393	289,980
5,000	Liberty Global plc, Cl. A†	30,677	138,700
12,000	Liberty Global plc, Cl. C†	87,458	337,080
10,000	Liberty Latin America Ltd., Cl. A†	111,704	116,600
269	Liberty Latin America Ltd., Cl. C†	1,921	3,066
3,000	Liberty Media Corp.-Liberty Braves, Cl. A†	59,203	86,250
2,000	Liberty Media Corp.-Liberty Braves, Cl. C†	36,978	56,200
1,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	5,307	89,010
1,500	Liberty Media Corp.-Liberty Formula One, Cl. C†	5,510	94,860
1,098	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	6,072	55,833
12,144	Madison Square Garden Entertainment Corp.†	84,619	854,209

			Market
Shares		Cost	Value

6,700	Madison Square Garden Sports Corp.†	$86,784	$1,163,991
26,000	Sinclair Broadcast Group Inc., Cl. A	626,393	687,180
		3,757,259	7,102,341
Publishing — 0.6%
24,000	The E.W. Scripps Co., Cl. A	172,414	464,400
Retailing — 2.1%
12,000	CVS Health Corp.	378,583	1,237,920
2,000	Ingles Markets Inc., Cl. A	29,696	172,680
20,000	Sally Beauty Holdings Inc.†	302,740	369,200
		711,019	1,779,800
Telecommunication Services — 2.6%
12,500	Millicom International Cellular SA, SDR†	543,193	355,929
9,000	Rogers Communications Inc., Cl. B	123,161	428,670
22,000	Telephone and Data Systems Inc.	563,941	443,300
30,000	United States Cellular Corp.†	1,159,665	945,600
		2,389,960	2,173,499
Transportation — 2.4%
19,000	GATX Corp.	648,884	1,979,610

Utilities — 1.9%
24,000	National Fuel Gas Co.	1,293,867	1,534,560

	Total Common Stocks	30,625,470	82,144,137
Closed-End Funds — 0.1%
7,500	Altaba Inc., Escrow†	0	44,625

Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
2,535	Garrett Motion Inc., Ser. A, 11.000%	13,309	21,243

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0	0

Warrants — 0.0%
Materials — 0.0%
6,000	Ampco-Pittsburgh Corp., expire 08/01/25†	4,099	3,539

6	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund

Schedule of Investments (Continued)

December 31, 2021

Principal			Market
Amount		Cost	Value
U.S. Government Obligations — 0.6%

$ 467,000	U.S. Treasury Bills 0.035% to 0.050%††, 03/10/22 to 03/24/22	$466,959	$466,960
TOTAL INVESTMENTS — 100.1%		$31,109,837	82,680,504
Other Assets and Liabilities (Net) — (0.1)%			(65,681)
NET ASSETS — 100.0%			$82,614,823

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.	7

■ Gabelli Capital Asset Fund

Statement of Assets and Liabilities

December 31, 2021

ASSETS:
Investments, at value (cost $31,109,837)	$82,680,504
Receivable for Fund shares sold	82,665
Dividends receivable	67,591
Prepaid expenses	117
Total Assets	82,830,877
LIABILITIES:
Payable to bank	56,174
Payable for investment advisory fees	51,010
Payable for legal and audit fees	42,100
Payable for Fund shares redeemed	24,229
Payable for administrative services	17,150
Payable for shareholder communication expenses	14,712
Payable for accounting fees	3,750
Payable for payroll expenses	1,034
Other accrued expenses	5,895
Total Liabilities	216,054
Net Assets (applicable to 4,297,173 shares outstanding)	$82,614,823
NET ASSETS CONSIST OF:
Paid-in capital	$31,665,151
Total distributable earnings	50,949,672
Net Assets	$82,614,823
Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($82,614,823 ÷ 4,297,173 shares outstanding)	$19.23

Statement of Operations

For the Year Ended
December 31, 2021

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $11,035)	$1,330,492
Non-cash dividends	80,257
Interest	217
Total Investment Income	1,410,966
EXPENSES:
Advisory fees	619,773
Administrative services fees	206,591
Legal and audit fees	63,124
Directors’ fees	53,000
Accounting fees	45,000
Shareholder communications expenses	32,541
Shareholder services fees	10,630
Custodian fees	10,139
Payroll expenses	2,639
Interest expense	684
Miscellaneous expenses	14,589
Total Expenses	1,058,710
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(4,057)
Net Expenses	1,054,653
Net Investment Income	356,313
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	9,047,407
Net realized gain on foreign currency transactions	132

Net realized gain on investments and foreign currency transactions	9,047,539
Net change in unrealized appreciation/depreciation:
on investments	5,808,904
on foreign currency translations	3

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,808,907
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	14,856,446
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,212,759

8	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
OPERATIONS:
Net investment income	$356,313	$101,396
Net realized gain on investments and foreign currency transactions	9,047,539	4,740,474
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,808,907	(1,497,421)
Net Increase in Net Assets Resulting from Operations	15,212,759	3,344,449

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	(9,336,126)	(4,398,431)

Total Distributions to Shareholders	(9,336,126)	(4,398,431)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS	(382,492)	(4,097,530)
Net Increase/(Decrease) in Net Assets	5,494,141	(5,151,512)
NET ASSETS:
Beginning of year	77,120,682	82,272,194
End of year	$82,614,823	$77,120,682

See accompanying notes to financial statements.	9

■ Gabelli Capital Asset Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Year Ended December 31,
	2021		2020	2019		2018	2017
Operating Performance:
Net asset value, Beginning of Year	$17.99		$17.95	$16.45		$20.83	$19.55
Net investment income(a)	0.09	(b)	0.02	0.06		0.07	0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.60		1.11	3.15		(2.40)	3.95
Total from investment operations	3.69		1.13	3.21		(2.33)	4.01
Distributions to Shareholders:
Net investment income	(0.10)		(0.03)	(0.07)		(0.07)	(0.06)
Net realized gain on investments	(2.35)		(1.06)	(1.64)		(1.98)	(2.67)
Return of capital	—		—	—		—	(0.00	)(c)
Total distributions	(2.45)		(1.09)	(1.71)		(2.05)	(2.73)
Net Asset Value, End of Year	$19.23		$17.99	$17.95		$16.45	$20.83
Total Return †	20.48%		6.34%	19.51%		(11.09%)	20.49%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$82,615		$77,121	$82,272		$78,205	$104,422
Ratio of net investment income to average net assets	0.43	%(b)	0.15%	0.34%		0.33%	0.26%
Ratio of operating expenses to average net assets	1.28	%(d)	1.32%	1.28	%(e)	1.26%	1.23	%(f)
Portfolio turnover rate	6%		2%	1%		1%	2%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share data are calculated using the average shares outstanding method.

(b)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and the net investment income ratio would have been 0.33%.

(c)	Amount represents less than $0.005 per share.

(d)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2021, there was no impact on the expense ratio.

(e)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.

(f)	During the year ended December 31, 2017, the Fund received reimbursements of custody expenses paid in prior years. There was no impact on the expense ratio.

10	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Notes to Financial Statements

December 31, 2021

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

11

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)

December 31, 2021

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/21
INVESTMENTS IN SECURITIES: (Market Value):
Common Stocks (b)	$ 82,144,137	—	—	$ 82,144,137
Closed-End Funds	—	$ 44,625	—	44,625
Convertible Preferred Stocks (b)	21,243	—	—	21,243
Rights (b)	—	—	$ 0	0
Warrants (b)	3,539	—	—	3,539
U.S. Government Obligations	—	466,960	—	466,960
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 82,168,919	$ 511,585	$ 0	$ 82,680,504

(a) The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Directors.

(b) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the year ended December 31, 2021, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

12

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)

December 31, 2021

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/ (loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign

13

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)

December 31, 2021

currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

The tax character of distributions paid during the years ended December 31, 2021 and 2020 was as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$507,993	$111,619
Net long term capital gains	8,828,133	4,286,812
Total distributions paid	$9,336,126	$4,398,431

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long-term capital gains	$3,778
Net unrealized appreciation on investments and foreign currency translations	50,945,894
Total	$50,949,672

At December 31, 2021, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2021:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$ 31,734,613	$ 53,294,286	$ (2,348,395)	$ 50,945,891

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contractowners, as well as providing advice to the Adviser with respect to relevant insurance laws,

14

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)

December 31, 2021

regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2021, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to The L.S. Starrett Co., Class A and the Adviser reduced its fee with respect to such securities by $4,057.

4.	Portfolio Securities

Purchases and sales of securities during the year ended December 31, 2021, other than short term securities and U.S. Government obligations, aggregated $4,478,300 and $13,612,233, respectively.

5.	Transactions with Affiliates

During the year ended December 31, 2021, the Fund paid $2,658 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2021, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the year ended December 31, 2021, the Fund accrued $2,639 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2021, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2021 was $189,088 with a weighted average interest rate of 1.35%. The maximum amount borrowed at any time during the year ended December 31, 2021 was $510,000.

15

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)

December 31, 2021

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Year ended		Year Ended
	December 31, 2021		December 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	107,710	$2,196,496	91,321	$1,392,558
Shares issued upon reinvestment of distributions	484,993	9,336,126	246,964	4,398,430
Shares redeemed	(583,493)	(11,915,114)	(634,076)	(9,888,518)
Net decrease	9,210	$(382,492)	(295,791)	$(4,097,530)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Capital Asset Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of Gabelli Capital Asset Fund

and the Board of Directors of Gabelli Capital Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Capital Series Funds, Inc. (the “Corporation”) (comprising Gabelli Capital Asset Fund (the “Fund”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Gabelli Capital Series Funds, Inc. at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli/GAMCO Funds investment companies since 1992.

Philadelphia, Pennsylvania

February 28, 2022

17

■ Gabelli Capital Asset Fund
Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

■ Gabelli Capital Asset Fund
Additional Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]

Interested Director[4]

Mario J. Gabelli, CFA	Since 1995	31	Chairman, Chief Executive Officer, and Chief	Director of Morgan Group
Director and Chief			Investment Officer– Value Portfolios of GAMCO	Holdings, Inc. (holding
Investment Officer			Investors, Inc. and Chief Investment Officer –	company); Chairman
Age: 79			Value Portfolios of Gabelli Funds, LLC and	of the Board and Chief
			GAMCO Asset Management, Inc.; Director/	Executive Officer of LICT
			Trustee or Chief Investment Officer of other	Corp. (multimedia and
			registered investment companies within the Fund	communication services
			Complex; Chief Executive Officer of GGCP,	company); Director of
			Inc.; Executive Chairman of Associated Capital	CIBL, Inc. (broadcasting and
			Group, Inc.	wireless communications);
Director of ICTC Group Inc.
(communications) (2013-
2018)
Independent Directors[5]:
Clarence A. Davis[7]	Since 2015	3	Former Chief Executive Officer of Nestor, Inc.	Director of Telephone
Director			(2007-2009); Former Chief Operating Officer	& Data Systems, Inc.
Age: 80			(2000-2005) and Chief Financial Officer (1999-	(telephone services); Director
			2000) of the American Institute of Certified	of Pennichuck Corp. (water
			Public Accountants	supply) (2009-2012);
Director, PMV Consumer
Acquisition Corp

Mary E. Hauck	Since 2014	9	Retired Senior Manager of the Gabelli-O’Connor	—
Director			Fixed Income Mutual Funds Management
Age: 79			Company

William F. Heitmann	Since 2015	4	Managing Director and Senior Advisor of	Director and Audit
Director			Perlmutter Investment Company (real estate);	Committee Chair of
Age: 72			Senior Vice President of Finance, Verizon	Syncreon (contract logistics
			Communications, and President, Verizon	provider) (2011-2019)
Investment Management (1971-2011)

Kuni Nakamura	Since 2015	34	President of Advanced Polymer, Inc. (chemical	—
Director			manufacturing company); President of KEN
Age: 53			Enterprises, Inc. (real estate); Trustee on Long
Island University Board of Trustees

Werner J. Roeder	Since 1995	20	Retired physician; Former Vice President of	—
Director			Medical Affairs (Medical Director) of New York
Age: 81			Presbyterian/Lawrence Hospital (1999-2014)

Anthonie C. van Ekris[6]	Since 1995	23	Chairman and Chief Executive Officer of	—
Director			BALMAC International, Inc. (global import/
Age: 87			export company)

19

■ Gabelli Capital Asset Fund
Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]

Daniel E. Zucchi[7]	Since 2015	3	President of Zucchi Inc. (general business	Cypress Care LLC (health
Director			consulting); Senior Vice President of Hearst	care) (2001-2009); Director,
Age: 81			Corp. (1984-1995)	PMV Consumer Acquisition
Corp.

20

■ Gabelli Capital Asset Fund
Additional Information (Unaudited) (Continued)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

Officers

Bruce N. Alpert	Since 1995	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988;
President		Officer of registered investment companies within the Fund Complex; Senior Vice President of
Age: 70		GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

John C. Ball	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice
Treasurer		President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer,
Age: 45		G.distributors, LLC since December 2020

Peter Goldstein	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance
Secretary and Vice		Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief
President		Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)
Age: 68

Richard J. Walz	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since
Chief Compliance		2013; Chief Compliance Officer for Gabelli Funds, LLC since 2015
Officer Age: 62

Daniel Plourde	Since 2021	Vice President of registered investment companies within the Fund Complex since 2021;
Vice President		Assistant Treasurer of the North American SPDR ETFs and State Street Global Advisors Mutual
Age: 41		Funds (2017-2021); Fund Administration at State Street Bank (2009-2017)

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. For officers, includes time served in other officer positions with the Fund.

3.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

4.	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s Adviser.

5.	Directors who are not interested persons are considered “Independent” Directors.

6.	Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, Gama Capital Opportunities Master Ltd., and GAMCO International SICAV, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser.

7.	Mr. Davis and Mr. Zucchi are independent directors of PMV Consumer Acquisition Corp., which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Fund’s Adviser.

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■ Gabelli Capital Asset Fund
2021 Tax Notice to Shareholders (Unaudited)

For the year ended December 31, 2021, the Fund paid to shareholders ordinary income distributions comprised of net investment income totaling $0.1334 per share, and long term capital gains totaling $8,828,133 or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2021, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.01% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2021 which was derived from U.S. Treasury securities was 0.01%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2021. The percentage of U.S. Government securities held as of December 31, 2021 was 0.6%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

22

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined that William F. Heitmann is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,300 for 2020 and $35,300 for 2021.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2020 and $3,800 for 2021. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $81 for 2020 and $77 for 2021. The fees relate to Passive Foreign Investment Company identification database subscription fees billed on an annual basis.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $44,550 for 2020 and $44,950 for 2021.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	March 9, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2022

* Print the name and title of each signing officer under his or her signature.